Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Original cost	$ 33,629	$ 32,067
Accumulated depreciation	7,858	6,376
Assets net	25,771	25,691
Bearer Plant [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	32,369	31,009
Accumulated depreciation	6,961	5,558
Assets net	25,408	25,451
Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	580	516
Accumulated depreciation	350	306
Assets net	230	210
Plant and Machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	504	483
Accumulated depreciation	475	454
Assets net	29	29
Fixtures and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	18	18
Accumulated depreciation	18	18
Assets net
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	1	1
Accumulated depreciation	1	1
Assets net
Software [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	137	20
Accumulated depreciation	33	20
Assets net	104
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Original cost	20	20
Accumulated depreciation	20	19
Assets net		$ 1